Consolidated Statements of Operations and Comprehensive Loss shares in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 6,551,000	$ 8,950,000	$ 8,667,000	$ 8,825,000
Other income	75,000	103,000	89,000	289,000
Drivers and riders cost and related expenses	(3,366,000)	(4,599,000)	(6,813,000)	(7,534,000)
Employee benefits expenses	(1,662,000)	(2,271,000)	(2,052,000)	(2,046,000)
Depreciation and amortization expenses	(409,000)	(559,000)	(402,000)	(301,000)
Finance costs	(56,000)	(77,000)	(446,000)	(198,000)
Other expenses	(7,228,000)	(9,875,000)	(4,289,000)	(3,995,000)
Operational loss	(6,095,000)	(8,328,000)	(5,246,000)	(4,960,000)
Impairment of goodwill			(664,000)
Share-based compensations	(7,574,000)	(10,347,000)	(6,959,000)
Loss before income taxes	(13,669,000)	(18,675,000)	(12,869,000)	(4,960,000)
Income tax expense
Loss for the year	(13,669,000)	(18,675,000)	(12,869,000)	(4,960,000)
Other comprehensive loss:
Foreign currency translation adjustment	167,000	228,000	(117,000)
Net loss and total comprehensive loss	(13,502,000)	(18,447,000)	(12,986,000)	(4,960,000)
Loss for the year attributable to:
Owners of the Company	(13,651,000)	(18,650,000)	(12,827,000)	(4,923,000)
Non-controlling interest	(18,000)	(25,000)	(42,000)	(37,000)
Net income (loss)	(13,669,000)	(18,675,000)	(12,869,000)	(4,960,000)
Net loss and total comprehensive loss attributable to:
Owners of the Company	(13,484,000)	(18,422,000)	(12,944,000)	(4,923,000)
Non-controlling interest	(18,000)	(25,000)	(42,000)	(37,000)
Net loss and total comprehensive loss	$ (13,502,000)	$ (18,447,000)	$ (12,986,000)	$ (4,960,000)
Net loss per share attributable to ordinary shareholders
Net loss per share attributable to ordinary shareholders, Basic | (per share)	$ (0.63)	$ (0.87)	$ (1.00)	$ (0.42)
Net loss per share attributable to ordinary shareholders, Diluted | (per share)	$ (0.63)	$ (0.87)	$ (1.00)	$ (0.42)
Weighted average number of Ordinary Shares used in computing net loss per share
Weighted average number of ordinary shares used in computing net loss per share, Basic	21,260	21,260	13,007	11,702
Weighted average number of ordinary shares used in computing net loss per share, Diluted	21,260	21,260	13,007	11,702